T. ROWE PRICE Georgia Tax-Free Bond Fund
May 31, 2026 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
GEORGIA  92.8%
Appling County Dev. Auth., Georgia Power Plant Hatch Project,
VRDN, PCR, 2.95%, 9/1/41  3,200 3,200
Athens-Clarke County Unified Government UGAREF West
Precinct, 3.00%, 6/15/39  1,390 1,294
Athens-Clarke County Unified Government UGAREF West
Precinct, 4.00%, 6/15/49  2,090 1,933
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/44  825 898
Atlanta Airport Customer Fac. Charge, Series B, 5.25%, 7/1/45  1,375 1,486
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,569
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 4,905
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 3,350 3,275
Atlanta Airport Passenger Fac. Charge, Series D, 5.00%, 7/1/44  2,460 2,629
Atlanta Airport Passenger Fac. Charge, Series E, 5.25%,
7/1/44 (1) 1,750 1,869
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/44 (1) 3,195 3,265
Atlanta Dept. of Aviation, Series B, 5.25%, 7/1/43 (1) 1,500 1,627
Atlanta Dept. of Aviation, Series B, 5.25%, 7/1/49 (1) 1,250 1,305
Atlanta Dept. of Aviation, Series B-1, 5.00%, 7/1/53  2,755 2,839
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/44 (1) 4,550 4,897
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/39 (1) 1,000 981
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/40 (1) 2,995 2,928
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/38 (1) 900 970
Atlanta Dept. of Aviation, Green Bond, Series B-1, 5.00%,
7/1/48  3,250 3,386
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (2)(3) 225 101
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (2)(3) 1,745 785
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (2)(3) 550 248
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (4) 2,000 1,826
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,100 1,102
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 301
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,258
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  4,760 4,765

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  7,795 7,802
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
5.25%, 7/1/40 (4) 3,775 3,907
Atlanta Dev. Auth., PRG - CAU Properties Project, Series A,
6.00%, 7/1/55 (4) 1,535 1,577
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 612
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4) 280 280
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (4)(5) 195 195
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4) 1,630 1,556
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (4)(5) 665 643
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (4)(5) 6,780 6,207
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (4)(5) 3,525 3,065
Atlanta Urban Residential Fin. Auth., Civic Center R1 Senior,
Series A, 4.95%, 6/1/46  1,500 1,539
Atlanta Urban Residential Fin. Auth., Connell Commons,
Series A, 4.75%, 5/1/43  3,000 3,097
Atlanta Water & Wastewater, 5.00%, 11/1/41 (5) 2,500 2,769
Atlanta Water & Wastewater, 5.00%, 11/1/48  2,000 2,128
Atlanta, Beltline, Tax Allocation, Series B, 5.00%, 1/1/31  500 506
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 500
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 725
Atlanta, Sustainable Bond, Series A-1, GO, 5.00%, 12/1/41  2,000 2,194
Augusta Airport, Series A, 5.00%, 1/1/30  645 646
Augusta Airport, Series A, 5.00%, 1/1/31  275 275
Augusta Airport, Series A, 5.00%, 1/1/32  550 550
Augusta Airport, Series A, 5.00%, 1/1/34  585 585
Augusta Dev. Auth., AU Health System Project, 4.00%, 7/1/37  1,000 1,001
Augusta Dev. Auth., Wellstar Health System Project, Series A,
5.125%, 4/1/53 (6) 1,500 1,550
Bainbridge & Decatur County Dev. Auth., Spring Creek Charter
Academy Project, 6.50%, 4/1/56 (4) 1,000 991
Bainbridge & Decatur County Dev. Auth., Spring Creek Charter
Academy Project, 6.75%, 4/1/66 (4) 1,200 1,204
Bartow County Tax Allocation Dist. No. 3, Highway 411 Corridor
Dev. Project, STEP, 0.00%, 4/1/51 (4) 2,850 2,304
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 3.00%, 7/1/46  1,690 1,338

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/44  2,500 2,432
Brookhaven Dev. Auth., Children's Healthcare of Atlanta,
Series A, 4.00%, 7/1/49  4,900 4,519
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,007
Burke County Dev. Auth., Georgia Power Plant Vogtle, PCR,
2.20%, 10/1/32  500 447
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 2.93%, 11/1/52 (1) 200 200
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,010
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,225 1,230
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,600 1,626
Carroll City-County Hosp. Auth., Tanner Medical Centre, 5.00%,
7/1/50  3,000 3,100
Cartersville Water & Sewer Revenue, 5.00%, 6/1/43  750 833
Cartersville Water & Sewer Revenue, 5.00%, 6/1/44  1,750 1,925
Clarke County Classic Center Auth., Classic Center Arena
Project, 4.00%, 5/1/52 (6) 3,000 2,743
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.125%, 5/1/54  2,000 1,854
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.25%, 5/1/61  1,750 1,642
Clarke County Classic Center Auth., Classic Center Arena
Project, Series A, 4.50%, 5/1/42  1,100 1,131
Clarke County Classic Center Auth., Classic Center Arena
Project, Series AG, 3.00%, 5/1/61 (6) 2,000 1,377
Clarke County Hosp. Auth. Piedmont Healthcare Project,
4.00%, 7/1/41 (5) 3,000 2,914
Clarke County Hosp. Auth. Piedmont Healthcare Project,
Series A, 5.00%, 7/1/46  2,000 2,001
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/34 (Prerefunded 6/29/26) (7) 1,145 1,147
Cobb County Dev. Auth., Kennesaw State Univ., Series A,
5.00%, 7/15/38 (Prerefunded 6/29/26) (7) 1,750 1,753
Cobb County Dev. Auth., Kennesaw State Univ. Housing
Real Estate Foundations Project, Series C, 5.00%, 7/15/30
(Prerefunded 6/29/26) (7) 1,395 1,397
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series B, 5.25%, 6/15/57  750 761
Cobb County Dev. Auth., KSU Housing Real Estate
Foundations Project, Series C, 5.50%, 6/15/57  745 752
Cobb County Dev. Auth., KSU Summit II Housing Project,
4.50%, 7/15/50  1,000 988

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/38  910 1,005
Cobb County Dev. Auth., KSU Summit II Housing Project,
5.00%, 7/15/39  345 379
Cobb County Kennestone Hosp. Auth., WellStar Health System,
RAC, 4.00%, 4/1/52  5,535 4,925
Cobb County Kennestone Hosp. Auth., WellStar Health System,
RAC, 5.00%, 4/1/42  1,295 1,306
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/44  1,250 1,387
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.25%, 10/1/45  1,810 1,992
Cobb-Marietta Coliseum & Exhibit Hall Auth., Cobb Galleria
Centre Project, 5.50%, 10/1/50  1,000 1,087
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/53 (6) 2,000 2,054
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/48  500 517
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.125%, 4/1/53  2,720 2,784
Columbia County Hosp. Auth., WellStar Health, Series A, RAC,
5.75%, 4/1/53  5,150 5,553
Columbia County Water & Sewerage Revenue, 5.00%, 6/1/49  4,850 5,080
Columbus Medical Center Hosp. Auth., Piedmont Healthcare,
Series B, VRDN, 5.00%, 7/1/54 (Tender 7/1/29)  840 883
Commerce School Dist., GO, 6.00%, 8/1/42  400 473
Commerce School Dist., GO, 6.00%, 8/1/43  300 353
Commerce School Dist., GO, 6.00%, 8/1/44  250 292
Commerce School Dist., GO, 6.00%, 8/1/45  600 694
Commerce School Dist., GO, 6.00%, 8/1/46  500 573
Commerce School Dist., GO, 6.00%, 8/1/50  2,250 2,540
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  8,000 8,199
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 909
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 658
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/40  605 612
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/45  400 400
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/50  1,000 960
DeKalb County Dev. Auth., The Globe Academy, Series A,
5.00%, 6/1/55  700 658
DeKalb County Housing Auth., Montreal Project, 4.00%, 3/1/34  1,500 1,504

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
DeKalb County Housing Auth., The Avenues of North Decatur,
4.125%, 12/1/34  1,500 1,498
DeKalb County Housing Auth., The Avenues of North Decatur,
5.00%, 12/1/34  1,000 1,065
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 752
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,007
DeKalb County Water & Sewerage, Series B, 5.00%,
10/1/35 (6) 1,980 1,997
Douglasville-Douglas County Water & Sewer Auth., Series A,
2.00%, 6/1/36  2,000 1,652
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  1,040 1,071
Fayette County Dev. Auth., United States Soccer Federation,
5.25%, 10/1/54  750 761
Fulton County Dev. Auth., Piedmont Healthcare Project, 3.00%,
7/1/44  325 264
Fulton County Dev. Auth., Piedmont Healthcare Project, 5.00%,
7/1/44  955 958
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 3.625%, 7/1/41  860 817
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/49  6,195 5,574
Fulton County Dev. Auth., Piedmont Healthcare Project,
Series A, 5.00%, 7/1/46  3,000 3,001
Fulton County Dev. Auth., Spelman College, 5.00%, 6/1/47  1,500 1,565
Fulton County Dev. Auth., Spelman College, 5.25%, 6/1/51  2,000 2,088
Fulton County Dev. Auth., Spelman College, 5.25%, 6/1/56  3,750 3,883
Fulton County Dev. Auth., Wellstar Health System, Series A,
RAC, 5.00%, 4/1/42  2,810 2,833
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/39  3,725 4,127
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,300 5,413
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (4) 5,000 4,718
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (4) 2,850 2,337
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (4) 1,500 1,417
Fulton County Water & Sewerage, Series A, 2.25%, 1/1/42  5,000 3,907
Fulton County Water & Sewerage, Series A, 3.00%, 1/1/40  1,000 905
Gainesville & Hall County Dev. Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,494
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/26  260 260
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/27  385 389

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/28  405 414
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/29  425 438
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/30  445 462
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/31  465 486
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.00%,
6/1/36  595 616
Gainesville & Hall County Dev. Auth., Brenau Univ., 5.50%,
6/1/45  1,000 1,013
Gainesville & Hall County Dev. Auth., Lanier Christian Academy,
Series A, 6.25%, 9/1/52 (4) 1,250 1,175
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 2.50%, 2/15/51  1,135 719
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 3.00%, 2/15/51  6,340 4,528
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/42  1,140 1,104
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series A, 4.00%, 2/15/51  5,700 5,009
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health System, Series B, 5.50%, 2/15/42  1,625 1,648
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/44  750 816
Gainesville Water & Sewerage Revenue, 5.00%, 11/15/45  1,035 1,117
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (4) 250 242
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,450 3,440
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  9,000 7,535
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (4) 500 509
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (4) 1,500 1,446
Georgia Housing & Fin. Auth., Series A, 3.05%, 12/1/40  600 544
Georgia Housing & Fin. Auth., Series A, 3.60%, 12/1/44  5,475 5,119
Georgia Housing & Fin. Auth., Series A, 3.80%, 12/1/37  1,065 1,058
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/49  2,690 2,716
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  465 469
Georgia Housing & Fin. Auth., Series A, 4.50%, 12/1/45  1,250 1,251
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/49  1,750 1,736
Georgia Housing & Fin. Auth., Series A, 4.60%, 12/1/53  2,205 2,197
Georgia Housing & Fin. Auth., Series A, 4.65%, 12/1/50  4,500 4,489

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Georgia Housing & Fin. Auth., Series A, 4.70%, 12/1/55  3,000 2,991
Georgia Housing & Fin. Auth., Series A, 4.80%, 12/1/46  2,500 2,534
Georgia Housing & Fin. Auth., Series B, 3.25%, 12/1/49  4,070 3,316
Georgia Housing & Fin. Auth., Series B, 3.55%, 12/1/42  510 488
Georgia Housing & Fin. Auth., Series B, 5.05%, 12/1/43  725 762
Georgia Housing & Fin. Auth., Series C, 4.40%, 12/1/44  1,500 1,508
Georgia Housing & Fin. Auth., Series C, 5.05%, 12/1/45  2,700 2,778
Georgia Housing & Fin. Auth., Series C, 6.25%, 12/1/55  1,970 2,188
Georgia Housing & Fin. Auth., Series E, 4.85%, 12/1/40  500 520
Georgia Housing & Fin. Auth., Series E, 5.125%, 12/1/45  1,000 1,036
Georgia Ports Auth., 5.00%, 7/1/47  9,000 9,416
Georgia Ports Auth., 5.25%, 7/1/52  7,500 7,863
Georgia State, Series A, GO, 3.00%, 8/1/40  1,500 1,374
Georgia State, Series A-2, GO, 3.00%, 2/1/37  1,000 968
Georgia State Road & Tollway Auth., 5.00%, 7/15/43  3,225 3,576
Georgia State Road & Tollway Auth., 5.00%, 7/15/45  2,050 2,235
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/50  1,000 772
Georgia State Road & Tollway Auth., Managed Lane System,
Series A, 3.00%, 7/15/51  750 572
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/39  2,065 2,066
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/43  3,300 3,284
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health System, RAC, 5.00%, 8/1/47  4,555 4,535
Griffin Public Utility Revenue, 5.00%, 1/1/43 (5) 300 329
Griffin Public Utility Revenue, 5.00%, 1/1/44 (5) 375 407
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
3.75%, 4/1/47 (6) 2,735 2,429
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
3.75%, 4/1/47  455 394
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/37  1,665 1,684
Henry County Hosp. Auth., Piedmont Henry Hospital Project,
Series A, RAC, 5.00%, 7/1/34  1,000 1,006
Macon Water Auth., 5.00%, 10/1/54  1,000 1,035
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (4) 340 344
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (4) 1,860 1,867
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (4) 1,000 1,003
Main Street Natural Gas, Series A, 5.00%, 5/15/43  2,000 2,029
Main Street Natural Gas, Series A, 5.00%, 5/15/49  500 513

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Main Street Natural Gas, Series A, 5.50%, 9/15/28  3,000 3,150
Main Street Natural Gas, Series A, VRDN, 4.00%, 9/1/52
(Tender 12/1/29)  3,000 3,045
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  525 564
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  1,575 1,640
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  1,500 1,616
Main Street Natural Gas, Series C, VRDN, 4.00%, 3/1/50
(Tender 9/1/26)  2,000 2,004
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  1,950 2,072
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  1,000 1,056
Main Street Natural Gas, Series E, VRDN, 5.00%, 5/1/55
(Tender 12/1/32)  1,500 1,591
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  5,000 5,345
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42  1,000 1,106
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43  3,965 4,359
Metro Atlanta Rapid Transit Auth., Series B, VRDN, 2.75%,
7/1/45  4,200 4,200
Metro Atlanta Rapid Transit Auth., Green Bond, Series A,
5.00%, 7/1/44  2,845 3,102
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/37  1,500 1,397
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/38  2,430 2,234
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
3.00%, 7/1/41  1,220 1,074
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.25%, 7/1/39  3,905 3,677
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
3.50%, 7/1/38  7,010 6,905
Metro Atlanta Rapid Transit Auth., Third Indenture, Series C,
4.00%, 7/1/36  3,000 3,020
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63 (5) 2,435 2,389
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 5.25%,
7/1/64  2,850 2,919
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 4.00%, 1/1/51  1,100 976
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/39  1,000 1,028

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/40  1,000 1,070
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/41  1,190 1,268
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/42  1,000 1,058
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/48 (6) 1,000 1,037
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49  5,000 5,013
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/49 (5) 2,000 2,016
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 1/1/56  4,040 4,056
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.00%, 7/1/64 (6) 1,500 1,523
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series A, 5.50%, 7/1/60  5,530 5,531
Municipal Electric Auth. of Georgia, Plant Vogtle Project,
Series AG, 4.00%, 1/1/59 (6) 930 817
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 3,144
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/44 (5) 1,235 1,342
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.25%,
1/1/49  500 521
Paulding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/43  1,715 1,801
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,105 1,132
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  3,500 3,502
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.25%,
9/1/43  5,350 5,966
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/40  1,925 1,933
Private Colleges & Univ. Auth., Mercer Univ., 5.25%, 10/1/51  1,170 1,210
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/38  810 814
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  2,030 2,011
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  2,000 1,893
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/27  650 651
Rockdale County Dev. Auth., Piedmont Healthcare Project,
Series A, 4.00%, 7/1/44  3,500 3,344

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(4) 6,000 5,930
Rockdale County Public Fac. Auth., 5.00%, 1/1/54  3,000 3,097
Roswell Dev. Auth., Wellstar Healthcare, Series A, VRDN,
2.90%, 4/1/47  300 300
Sandy Springs Public Fac. Auth., Public Fac. Project, Series B,
2.00%, 5/1/35  450 386
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.125%, 6/1/50  1,400 1,398
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/40  1,230 1,316
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series A, 5.25%, 6/1/61  500 497
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (4) 500 501
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.00%, 6/1/58 (6) 500 507
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/41 (6) 450 500
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/42 (6) 865 954
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.25%, 6/1/43 (6) 1,085 1,190
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/44 (6) 1,010 1,117
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.50%, 6/1/45 (6) 780 856
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 3.125%, 7/1/44  2,740 2,310
Savannah Hosp. Auth., St. Joseph's/Candler Health System,
Series A, 4.00%, 7/1/43  5,280 4,997
Savannah Housing Auth., The Pines at Garden City Project,
Series A, 4.75%, 3/1/42  1,635 1,717
Savannah Housing Auth., The Pines at Garden City Project,
Series B, VRDN, 5.00%, 3/1/28 (Tender 3/1/27)  600 609
Senoia Dev. Auth., Coweta Charter Academy Project, Series A,
6.50%, 7/1/54 (4) 1,000 881
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 462
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,061
Warner Robins Housing Auth., Arbours At Wellston Project,
Series 2024, VRDN, 5.00%, 2/1/29 (Tender 2/1/28)  1,500 1,549
518,082

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PUERTO RICO  5.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 2,423 1,672
Puerto Rico Commonwealth, GO, VR, 11/1/51 (8) 1,722 1,210
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 745 773
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 360
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,539 1,541
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  733 723
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 689
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  365 395
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (2)(3) 10 7
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (2)(3) 810 599
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (2)(3) 540 404
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (2)
(3) 100 74
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (2)(3) 15 11
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (2)(3) 35 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (2)
(3) 40 29
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (2)
(3) 200 147
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (2)
(3) 170 125
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (2)
(3) 55 40
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (2)
(3) 70 52
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (2)
(3) 420 309
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (2)
(3) 425 312
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (2)
(3) 75 55
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (2)
(3) 35 26
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (2)
(3) 15 11

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (2)
(3) 575 423
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (2)
(3) 40 29
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (2)
(3) 30 22
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (2)
(3) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (2)
(3) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (2)
(3) 175 129
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (2)
(3) 40 29
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (2)
(3) 140 103
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (2)
(3) 40 29
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (2)
(3) 15 11
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 4.10%,
7/1/19 (2)(3) 40 29
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  3,054 3,060
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  5,821 5,597
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  3,572 3,523
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  4,591 4,571
Puerto Rico Sales Tax Fin., Restructured,
Series A-2 Converted, 4.329%, 7/1/40  1,250 1,246
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  750 752
Puerto Rico Sales Tax Fin., Restructured, Series B-1, 4.75%,
7/1/53  500 481
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  860 314
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  1,000 997
30,957
WISCONSIN  0.7%
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (1) 1,000 1,039

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (1) 1,750 1,813
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (1) 375 417
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (1) 625 694
3,963
Total Investments in Securities  99.0%
(Cost $546,140) $ 553,002
Other Assets Less Liabilities 1.0% 5,340
Net Assets 100.0% $ 558,342
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $46,898 and represents 8.4% of net assets.
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Assured Guaranty Incorporated
(7) Prerefunded date is used in determining portfolio maturity.
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
GO General Obligation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
RAC Revenue Anticipation Certificate
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free
Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Georgia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Georgia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2026 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F92-054Q1 05/26